ADDITIONAL INFORMATION ON CASH FLOWS	12 Months Ended
Dec. 31, 2025
ADDITIONAL INFORMATION ON CASH FLOWS
ADDITIONAL INFORMATION ON CASH FLOWS
33. Additional Information on Cash Flows
The following is a reconciliation of the consolidated cash flow financing activities for the year ended December 31, 2025, and 2024.

		Cash flows from financing activities		Cash flows from operating activities	Financing activities not involving cash and cash equivalents
	Balance on 12.31.2024	Additions	Write-offs (payments)	Write-offs (payments)	Financial charges, fair value, monetary and exchange rate updates, write-offs and reversals	Additions (cancellations) of leases contracts	Business combination	Interim and unclaimed dividends and interest on equity	Balance on 12.31.2025
Interim dividends and interest on equity	2,237,090	—	(2,187,402)	—	—	—	—	2,724,856	2,774,544
Loans and financing	1,804,710	20,000	(409,993)	(88,041)	189,508	273,568	57,110	—	1,846,862
Leases	15,246,606	—	(3,322,031)	(1,756,359)	1,703,845	3,478,260	82,533	—	15,432,854
Debentures	3,695,214	—	(1,500,000)	(464,355)	431,942	—	904,164	—	3,066,965
Reverse stock split and stock split	—	949,354	(124,631)	—	—	—	—	—	824,723
Reduction of the Company's capital	38,721	—	(1,947,628)	—	—	—	—	2,000,000	91,093
Derivative financial instruments	(6,095)	—	(87,220)	(7,572)	181,462	—	—	—	80,575
Total	23,016,246	969,354	(9,578,905)	(2,316,327)	2,506,757	3,751,828	1,043,807	4,724,856	24,117,616

		Cash flows from financing activities		Cash flows from operating activities	Financing activities not involving cash and cash equivalents
	Balance on 12.31.2023	Additions	Write-offs (payments)	Write-offs (payments)	Financial charges, fair value, monetary and exchange rate updates, write-offs and reversals	Additions (cancellations) of leases contracts	Business combination	Interim and unclaimed dividends and interest on equity	Balance on 12.31.2024
Interim dividends and interest on equity	2,247,884	—	(2,532,399)	—	—	—	—	2,521,605	2,237,090
Loans and financing	1,419,599	83,084	(413,494)	(34,406)	95,918	484,654	169,355	—	1,804,710
Leases	13,596,039	—	(3,081,545)	(1,600,192)	1,630,993	4,701,311	—	—	15,246,606
Debentures	3,721,589	—	—	(443,423)	417,048	—	—	—	3,695,214
Reduction of the Company's capital	—	—	(1,461,279)	—	—	—	—	1,500,000	38,721
Derivative financial instruments	9,415	—	54,331	3,463	(73,304)	—	—	—	(6,095)
Total	20,994,526	83,084	(7,434,386)	(2,074,558)	2,070,655	5,185,965	169,355	4,021,605	23,016,246